Related Party Transactions (Details)				1 Months Ended							3 Months Ended		9 Months Ended		12 Months Ended
	Jan. 02, 2020 USD ($)	Jan. 02, 2020 CNY (¥)	Jan. 02, 2019 USD ($)	Mar. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)	Jun. 30, 2020 USD ($)	Jun. 30, 2020 CNY (¥)	Apr. 30, 2020 USD ($)	Apr. 30, 2020 CNY (¥)	Apr. 30, 2019 USD ($)	Mar. 31, 2021 USD ($)	Mar. 31, 2020 USD ($)	Mar. 31, 2021 USD ($)	Mar. 31, 2020 USD ($)	Jun. 30, 2020 USD ($)	Jun. 30, 2019 USD ($)	Oct. 02, 2020 USD ($)	Oct. 02, 2020 CNY (¥)	Apr. 22, 2019 USD ($)	Apr. 22, 2019 CNY (¥)
Related Party Transactions (Details) [Line Items]
Rent expenses				$ 0
Total payment	$ 2,849	¥ 20,000
Paid full in advance	$ 34,188
Rent expenses						$ (17,620)	¥ 120,000
Agreement term	1 year	1 year
Right of use asset				$ 1,525,461		702,952					$ 1,525,461		$ 1,525,461		$ 702,952
Operating expenses											1,274,275	$ 690,657	3,209,518	$ 2,315,953	3,173,453	$ 1,499,308
Ms. Zhixin Liu [Member]
Related Party Transactions (Details) [Line Items]
Amount due to president						0									0	86,733
Operating expenses															29,060	13,184
Company borrowed loan																			$ 57,000	¥ 400,000
Car Rental Agreement [Member]
Related Party Transactions (Details) [Line Items]
Rent expenses			$ 700		$ 1,700
Total payment					$ 22,288
Right of use asset						$ 10,170									10,170
Car Rental Agreement [Member] | Ms. Zhixin Liu [Member]
Related Party Transactions (Details) [Line Items]
Rent expenses			$ 700
Agreement term			2 years
Apartment Rental Agreement [Member]
Related Party Transactions (Details) [Line Items]
Rent expenses								$ 11,000	¥ 75,000		2,881	729	8,418	2,186
Rent expenses																	$ 24,050	¥ 163,800
Apartment Rental Agreement [Member] | Ms. Zhixin Liu [Member]
Related Party Transactions (Details) [Line Items]
Rent expenses										$ 2,828					$ 2,374	$ 2,930
Office Rental Agreement [Member]
Related Party Transactions (Details) [Line Items]
Rent expenses													12,257
President [Member]
Related Party Transactions (Details) [Line Items]
Rent expenses											$ 0	$ 5,158	$ 10,775	$ 9,400